As filed with the U.S. Securities and Exchange Commission on April 10, 2025
File No. 333-270997
File No.: 811-23859

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 72	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 75	☒

Advisor Managed Portfolios
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(626) 914-7385
(Registrant’s Telephone Number, Including Area Code)
The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies to:

Russell B. Simon, President Advisor Managed Portfolios c/o U.S. Bank Global Fund Services 2020 East Financial Way, Suite 100 Glendora, California 91741	Christopher D. Menconi, Esquire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, D.C. 20004

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	On May 1, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box
[ X] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Post-Effective Amendment No. 61 (the “amendment”) was filed pursuant to 485(a)(2) under the Securities Act of 1933 on December 30, 2024, and pursuant to Rule 485(a)(2) would have become effective on March 17, 2025.

This Post-Effective Amendment No. 72 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 1, 2025, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 72 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 72 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 72 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 10th day of April 2025.

Advisor Managed Portfolios

By: /s/ Russell B. Simon
Russell B. Simon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 72 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Russell Emery*	Trustee	April 10, 2025
Russell Emery

Brian S. Ferrie*	Trustee	April 10, 2025
Brian S. Ferrie

Wan-Chong Kung*	Trustee	April 10, 2025
Wan-Chong Kung

Christopher E. Kashmerick*	Trustee	April 10, 2025
Christopher E. Kashmerick

/s/ Russell B. Simon	President and Principal Executive Officer	April 10, 2025
Russell B. Simon

/s/ Eric T. McCormick	Treasurer and Principal Financial Officer (principal accounting officer)	April 10, 2025
Eric T. McCormick

*By: /s/ Russell B. Simon		April 10, 2025
Russell B. Simon Attorney-In Fact pursuant to Power of Attorney